LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases
Schedule of lessee's operating lease right-of-use assets and lease liabilities

March 31,
2022
Operating lease
Right-of-Use Asset
Operating lease	$2,227,300
Total right-of use asset	2,227,300

Lease Liabilities
Operating lease - short term	$(480,300)
Operating lease - long term	(1,747,000)
Deferred rent	(5,500)
Total lease liabilities	(2,232,800)

Schedule of components of lease expense

2022
Operating lease cost allocated to research and development expense	$82,300
Operating lease cost allocated to general and administrative expense	68,100
Total lease expense	$150,400
Weighted-average remaining lease term	4.08
Weighted-average discount rate	7.12%

Schedule of maturities of operating lease liabilities

As of March 31, 2022 the maturities of the Company’s operating lease liabilities were as follows:

Maturity of Lease Liabilities	Operating lease
2022	$465,300
2023	626,100
2024	628,900
2025	634,600
2026	212,500
Total lease payments	2,567,400
Less: imputed interest	(334,600)
Present value of lease payments	2,232,800

Schedule of future minimum lease payments under noncancelable operating leases

As of December 31, 2021
2022	$616,157
2023	624,825
2024	523,939
Total lease payments	1,764,921

Amount
2022	616,157
2023	624,825
2024	523,939
Total	$1,764,921